UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: September 30, 2009

  Check here if Amendment {X}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May  13, 2010

  This amendment is being filed to (i) add Citibank Canada to the list of other institutional investment managers (identified as number 34 on the "List of Other Included Managers") and (ii) add certain reportable securities directly beneficially owned by Citibank Canada which were not previously included on the Form 13F-HR filed by Citigroup Inc. on November 10, 2009.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      20
  Form 13F Information Table Value Total:            $220,279,406


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name

  04   28-5347              Citibank Overseas Investment Corporation
  05   28-4287              Citibank, N.A.
  08   28-11520             Citicorp
				(f/k/a Citicorp Holdings Inc.)
  34   28-6215              Citibank Canada

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108      230      4616 SH       DEFINED                4,5,8,34      4616         0         0
BCE INC              COM NEW     05534B760   160512   6506356 SH       DEFINED                4,5,8,34   6506356         0         0
BANK MONTREAL QUE    COM         063671101     1637     32332 SH       DEFINED                4,5,8,34     32332         0         0
BANK NOVA SCOTIA HAL COM         064149107     2680     58792 SH       DEFINED                4,5,8,34     58792         0         0
CDN IMPERIAL BK OF C COM         136069101     1537     25193 SH       DEFINED                4,5,8,34     25193         0         0
CANADIAN NAT RES LTD COM         136385101      206      3067 SH       DEFINED                4,5,8,34      3067         0         0
ENBRIDGE INC         COM         29250N105      386      9945 SH       DEFINED                4,5,8,34      9945         0         0
ENCANA CORP          COM         292505104     1101     19112 SH       DEFINED                4,5,8,34     19112         0         0
ENDEAVOUR SILVER COR COM         29258Y103       62     22031 SH       DEFINED                4,5,8,34     22031         0         0
IMPERIAL OIL LTD     COM NEW     453038408      227      5976 SH       DEFINED                4,5,8,34      5976         0         0
MAG SILVER CORP      COM         55903Q104      136     23418 SH       DEFINED                4,5,8,34     23418         0         0
PAN AMERICAN SILVER  COM         697900108     1070     46945 SH       DEFINED                4,5,8,34     46945         0         0
ROGERS COMMUNICATION CL B        775109200    39480   1400000 SH       DEFINED                4,5,8,34   1400000         0         0
ROYAL BK CDA MONTREA COM         780087102     4051     75623 SH       DEFINED                4,5,8,34     75623         0         0
SILVER STD RES INC   COM         82823L106      439     20531 SH       DEFINED                4,5,8,34     20531         0         0
SILVERCORP METALS IN COM         82835P103      431     89976 SH       DEFINED                4,5,8,34     89976         0         0
SUNCOR ENERGY INC NE COM         867224107      308      8909 SH       DEFINED                4,5,8,34      8909         0         0
TECK RESOURCES LTD   CL B        878742204      372     13488 SH       DEFINED                4,5,8,34     13488         0         0
TORONTO DOMINION BK  COM NEW     891160509     4948     76770 SH       DEFINED                4,5,8,34     76770         0         0
TRANSCANADA CORP     COM         89353D107      467     15052 SH       DEFINED                4,5,8,34     15052         0         0